OTHER ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
OTHER ACCRUED LIABILITIES

NOTE 6 — OTHER ACCRUED LIABILITIES

Accrued tax liabilities consist of delinquent payroll taxes, interest, and penalties owed by us to the Internal Revenue Service (“IRS”) and other tax entities.

Accrued liabilities consist of the following:

	September 30, 2025	December 31, 2024

Tax liabilities	$43,748	$66,456
Accrued Royalty - Globrands LLC	781,253	854,498
Other	1,770,867	1,855,054
Total	$2,595,868	$2,776,008

Other accrued liabilities as of September 30, 2025 and December 31, 2024, include a non-interest-bearing payable totaling $45,000 and $45,000, respectively, that is due on demand and customer deposits totaling $1,728,301 and $1,730,213, respectively.

Accrued payroll and compensation liabilities consist of the following:

	September 30, 2025	December 31, 2024

Director fees	$140,000	$135,000
Bonus expenses	129,358	121,858
Commissions	2,148	2,148
Consulting	383,833	412,322
Administrative payroll	4,947,150	4,710,221
Total	$5,602,489	$5,381,549

NOTE 6 — OTHER ACCRUED LIABILITIES

Accrued tax liabilities consist of delinquent payroll taxes, interest, and penalties owed by us to the Internal Revenue Service (“IRS”) and other tax entities.

Accrued liabilities consist of the following:

	December 31, 2024	December 31, 2023

Tax liabilities	$66,456	$37,228
Accrued Royalty - Globrands LLC	854,498	1,092,915
Other	1,855,054	1,759,246
Total	$2,776,008	$2,889,389

Other accrued liabilities as of December 31, 2024 and 2023, include a non-interest-bearing payable totaling $45,000 and $45,000, respectively, that is due on demand and customer deposits totaling $1,730,213 and $1,735,109, respectively.

Accrued payroll and compensation liabilities consist of the following:

	December 31, 2024	December 31, 2023

Director fees	$135,000	$135,000
Bonus expenses	121,858	121,858
Commissions	2,148	2,148
Consulting	412,322	438,822
Administrative payroll	4,710,221	4,369,385
Total	$5,381,549	$5,067,213